Organization - Consolidation and presentation of financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 40,969,979	$ 6,278,924	¥ 24,319,332	$ 3,727,101	¥ 9,115,649	¥ 5,236,100
Restricted cash	8,567,496	1,313,026	7,380,341	1,131,087	3,516,594	2,980,144
Short-term investments	15,688,321	2,404,340	1,844,595
Short-term financing receivables, net	3,931,641	602,550	2,125,621
Accounts receivable, net	13,183,559	2,020,469	8,093,219
Amounts due from and prepayments to related parties	484,349	74,230	927,306
Prepayments, receivables and other assets	4,677,378	716,840	5,292,996
Total current assets	87,539,101	13,415,954	51,912,486
Property and equipment, net	1,472,460	225,664	1,134,228
Right-of-use assets	6,821,100	1,045,380	5,625,015
Long-term financing receivables, net	218,018	33,413	265,868
Long-term investments, net	3,140,315	481,274	2,333,745		418,469	379,972
Intangible assets, net	1,642,651	251,747	2,560,442
Goodwill	2,467,497	378,160	2,477,075		1,135,034	¥ 710,983
Non-current restricted cash	0		230,903	$ 35,387	¥ 127,955
Other non-current assets	994,394	152,398	725,550
Total non-current assets	16,756,435	2,568,036	15,352,826
TOTAL ASSETS	104,295,536	15,983,990	67,265,312
Accounts payable	6,594,846	1,010,704	4,212,705
Amounts due to related parties	254,255	38,966	263,659
Employee compensation and welfare payable	11,231,800	1,721,349	9,113,011
Customer deposits payable	6,743,256	1,033,451	4,382,803
Income taxes payable	986,465	151,182	994,815
Short-term borrowings	0	0	720,000
Lease liabilities current portion	2,625,979	402,449	2,222,745
Short-term funding debt	1,512,510	231,802	2,291,723
Contract liabilities	734,157	112,514	593,373
Accrued expenses and other current liabilities	2,950,078	452,119	3,002,841
Total current liabilities	33,633,346	5,154,536	27,797,675
Deferred tax liabilities	17,289	2,650	22,446
Operating lease liabilities, non-current	3,833,914	587,572	2,914,240
Long-term funding debts	15,000	2,299	7,500
Total non-current liabilities	3,869,674	593,053	7,932,045
TOTAL LIABILITIES	37,503,020	$ 5,747,589	35,729,720
VIE
Variable interest entity
Cash and cash equivalents	1,082,388		3,569,728
Restricted cash	6,061,240		3,792,659
Short-term investments	1,065,752		1,821,946
Short-term financing receivables, net	953,840		2,125,621
Accounts receivable, net	92,123		78,480
Amounts due from and prepayments to related parties	533,988		664,078
Loan receivables from related parties, short-term loans	20,000		1,924,500
Prepayments, receivables and other assets	357,927		718,610
Amounts due from non-VIE subsidiaries	2,603,884		18,089,207
Total current assets	12,771,142		32,784,829
Property and equipment, net	103,914		163,450
Right-of-use assets	45,609		219,632
Long-term financing receivables, net	218,018		265,868
Long-term investments, net	106,742		306,874
Intangible assets, net	48,452		58,262
Goodwill	7,522		7,522
Non-current restricted cash			131,574
Other non-current assets	183,914		8,045
Total non-current assets	714,171		1,161,227
TOTAL ASSETS	13,485,313		33,946,056
Accounts payable	139,103		120,892
Amounts due to related parties	1,537		104,957
Employee compensation and welfare payable	358,456		1,587,750
Customer deposits payable	5,380,491		3,173,825
Income taxes payable	146,119		206,334
Short-term borrowings	0		720,000
Lease liabilities current portion	18,079		98,260
Short-term funding debt	1,432,375		2,291,723
Contract liabilities	27,397		49,191
Accrued expenses and other current liabilities	416,197		205,337
Amounts due to non-VIE subsidiaries	1,844,518		20,487,070
Total current liabilities	9,764,272		29,045,339
Deferred tax liabilities	7,700		49,524
Operating lease liabilities, non-current	25,475		101,727
Long-term funding debts	15,000		7,500
Total non-current liabilities	48,175		158,751
TOTAL LIABILITIES	¥ 9,812,447		¥ 29,204,090